Employee Benefit Plans	12 Months Ended
Mar. 31, 2014
Employee Benefit Plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

Japanese plans

	Yen in millions
	March 31,
	2013	2014
Change in benefit obligation
Benefit obligation at beginning of year	1,480,387	1,594,411
Service cost	60,261	64,549
Interest cost	27,804	24,518
Plan participants’ contributions	918	856
Plan amendments	(3,462)	(427)
Net actuarial loss	90,667	35,306
Acquisition and other	(776)	—
Benefits paid	(61,388)	(61,693)

Benefit obligation at end of year	1,594,411	1,657,520

Change in plan assets
Fair value of plan assets at beginning of year	927,545	1,090,258
Actual return on plan assets	145,141	133,964
Acquisition and other	(264)	—
Employer contributions	53,906	56,386
Plan participants’ contributions	918	856
Benefits paid	(36,988)	(36,998)

Fair value of plan assets at end of year	1,090,258	1,244,466

Funded status	504,153	413,054

Amounts recognized in the consolidated balance sheets as of March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31,
	2013	2014
Accrued expenses (Accrued pension and severance costs)	25,160	25,088
Accrued pension and severance costs	582,491	573,301
Investments and other assets - Other (Prepaid pension and severance costs)	(103,498)	(185,335)

Net amount recognized	504,153	413,054

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31,
	2013	2014
Net actuarial loss	(333,203)	(248,751)
Prior service costs	53,360	48,221
Net transition obligation	—	—

Net amount recognized	(279,843)	(200,530)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,494,011 million and ¥1,593,424 million at March 31, 2013 and 2014, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	2013	2014
Projected benefit obligation	749,561	792,445
Accumulated benefit obligation	685,763	732,695
Fair value of plan assets	165,262	204,343

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Service cost	57,241	60,261	64,549
Interest cost	30,660	27,804	24,518
Expected return on plan assets	(21,558)	(22,352)	(26,768)
Amortization of prior service costs	(16,326)	(8,033)	(5,566)
Recognized net actuarial loss	28,342	16,619	12,562
Amortization of net transition obligation	1,626	—	—

Net periodic pension cost	79,985	74,299	69,295

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net actuarial gain (loss)	(87,163)	32,122	71,890
Recognized net actuarial loss	28,342	16,619	12,562
Prior service costs	(632)	3,462	427
Amortization of prior service costs	(16,326)	(8,033)	(5,566)
Amortization of net transition obligation	1,626	—	—
Other	63	(173)	—

Total recognized in other comprehensive income (loss)	(74,090)	43,997	79,313

The other amount includes the impact of transition to defined contribution pension plans and consolidation and deconsolidation of certain entities due to changes in ownership interest during the years ended March 31, 2012 and 2013.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2015 are ¥(5,600) million and ¥7,600 million, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
Discount rate	1.7%	1.4%
Rate of compensation increase	2.2%	2.1%

As of March 31, 2013 and 2014, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the years ended March 31,
	2012	2013	2014
Discount rate	2.3%	2.0%	1.7%
Expected return on plan assets	2.5%	2.5%	2.6%
Rate of compensation increase	2.3%	2.3%	2.2%

During the years ended March 31, 2012, 2013 and 2014, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2013 and 2014. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	440,971	—	—	440,971
Commingled funds	—	184,879	—	184,879

	440,971	184,879	—	625,850

Debt securities
Government bonds	81,867	—	—	81,867
Commingled funds	—	203,933	—	203,933
Other	—	23,594	441	24,035

	81,867	227,527	441	309,835

Insurance contracts	—	91,326	—	91,326
Other	17,789	3,923	41,535	63,247

Total	540,627	507,655	41,976	1,090,258

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	511,828	—	—	511,828
Commingled funds	—	185,599	—	185,599

	511,828	185,599	—	697,427

Debt securities
Government bonds	90,071	—	—	90,071
Commingled funds	—	229,421	—	229,421
Other	—	24,028	322	24,350

	90,071	253,449	322	343,842

Insurance contracts	—	132,810	—	132,810
Other	18,838	3,789	47,760	70,387

Total	620,737	575,647	48,082	1,244,466

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 71% of Japanese stocks and 29% of foreign stocks as of March 31, 2013, and 71% of Japanese stocks and 29% of foreign stocks as of March 31, 2014.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 44% of Japanese government bonds and 56% of foreign government bonds as of March 31, 2013, and 44% of Japanese government bonds and 56% of foreign government bonds as of March 31, 2014.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	746	38,374	39,120
Actual return on plan assets	5	(1,762)	(1,757)
Purchases, sales and settlements	(160)	3,453	3,293
Other	—	—	—

Balance at end of year	591	40,065	40,656

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	591	40,065	40,656
Actual return on plan assets	3	438	441
Purchases, sales and settlements	(153)	1,032	879
Other	—	—	—

Balance at end of year	441	41,535	41,976

	Yen in millions
	For the year ended March 31, 2014
	Debt securities	Other	Total
Balance at beginning of year	441	41,535	41,976
Actual return on plan assets	2	3,583	3,585
Purchases, sales and settlements	(121)	2,642	2,521
Other	—	—	—

Balance at end of year	322	47,760	48,082

Toyota expects to contribute ¥55,057 million to its pension plans in the year ending March 31, 2015.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions
2015	65,636
2016	67,792
2017	67,937
2018	68,954
2019	75,396
from 2020 to 2024	398,032

Total	743,747

Foreign plans

	Yen in millions
	March 31,
	2013	2014
Change in benefit obligation
Benefit obligation at beginning of year	467,000	633,160
Service cost	27,943	36,908
Interest cost	24,300	32,153
Plan participants’ contributions	246	297
Plan amendments	(43)	96
Net actuarial loss	38,986	(30,012)
Acquisition and other	82,907	48,388
Benefits paid	(8,179)	(15,407)

Benefit obligation at end of year	633,160	705,583

Change in plan assets
Fair value of plan assets at beginning of year	343,226	479,239
Actual return on plan assets	46,359	56,300
Acquisition and other	60,138	42,694
Employer contributions	35,354	14,801
Plan participants’ contributions	246	297
Benefits paid	(6,084)	(12,349)

Fair value of plan assets at end of year	479,239	580,982

Funded status	153,921	124,601

Amounts recognized in the consolidated balance sheets as of March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31,
	2013	2014
Accrued expenses (Accrued pension and severance costs)	1,762	2,509
Accrued pension and severance costs	183,621	194,317
Investments and other assets - Other (Prepaid pension and severance costs)	(31,462)	(72,225)

Net amount recognized	153,921	124,601

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31,
	2013	2014
Net actuarial loss	(96,151)	(46,278)
Prior service costs	(1,921)	(1,659)
Net transition obligation	—	—

Net amount recognized	(98,072)	(47,937)

The accumulated benefit obligation for all defined benefit pension plans was ¥533,551 million and ¥617,042 million at March 31, 2013 and 2014, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	2013	2014
Projected benefit obligation	251,596	175,238
Accumulated benefit obligation	213,934	153,254
Fair value of plan assets	43,277	19,136

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Service cost	21,298	27,943	36,908
Interest cost	21,739	24,300	32,153
Expected return on plan assets	(22,864)	(23,177)	(34,059)
Amortization of prior service costs	351	369	359
Recognized net actuarial loss	1,783	2,884	5,224
Amortization of net transition obligation	—	—	—

Net periodic pension cost	22,307	32,319	40,585

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Net actuarial gain (loss)	(58,270)	(15,804)	52,253
Recognized net actuarial loss	1,783	2,884	5,224
Prior service costs	(108)	43	(96)
Amortization of prior service costs	351	369	359
Amortization of net transition obligation	—	—	—
Other	5,888	(8,162)	(7,605)

Total recognized in other comprehensive income (loss)	(50,356)	(20,670)	50,135

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2012, 2013 and 2014.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2015 are ¥300 million and ¥2,500 million, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
Discount rate	4.5%	4.8%
Rate of compensation increase	4.6%	4.5%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the years ended March 31,
	2012	2013	2014
Discount rate	5.7%	5.0%	4.5%
Expected return on plan assets	7.3%	7.0%	6.9%
Rate of compensation increase	4.4%	4.5%	4.6%

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 60% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2013 and 2014. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	183,611	—	—	183,611
Commingled funds	—	86,539	—	86,539

	183,611	86,539	—	270,150

Debt securities
Government bonds	47,083	—	—	47,083
Commingled funds	—	42,754	—	42,754
Other	—	40,486	—	40,486

	47,083	83,240	—	130,323

Insurance contracts	—	1,202	—	1,202
Other	30,739	6,218	40,607	77,564

Total	261,433	177,199	40,607	479,239

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	221,988	—	—	221,988
Commingled funds	—	125,840	—	125,840

	221,988	125,840	—	347,828

Debt securities
Government bonds	54,086	—	—	54,086
Commingled funds	—	45,887	—	45,887
Other	3,004	44,964	—	47,968

	57,090	90,851	—	147,941

Insurance contracts	—	—	—	—
Other	31,053	6,294	47,866	85,213

Total	310,131	222,985	47,866	580,982

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include mainly foreign stocks as of March 31, 2013 and 2014.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include mainly foreign government bonds as of March 31, 2013 and 2014.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	—	20,477	20,477
Actual return on plan assets	—	1,243	1,243
Purchases, sales and settlements	—	9,514	9,514
Other	—	143	143

Balance at end of year	—	31,377	31,377

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	—	31,377	31,377
Actual return on plan assets	—	2,472	2,472
Purchases, sales and settlements	—	2,599	2,599
Other	—	4,159	4,159

Balance at end of year	—	40,607	40,607

	Yen in millions
	For the year ended March 31, 2014
	Debt securities	Other	Total
Balance at beginning of year	—	40,607	40,607
Actual return on plan assets	—	791	791
Purchases, sales and settlements	—	1,987	1,987
Other	—	4,481	4,481

Balance at end of year	—	47,866	47,866

Toyota expects to contribute ¥13,118 million to its pension plans in the year ending March 31, 2015.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions
2015	15,910
2016	16,998
2017	17,974
2018	19,071
2019	20,825
From 2020 to 2024	124,962

Total	215,740

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.